SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of RSU's) (Details) (USD $) - RSU's [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The intrinsic value of converted RSUs	$ 48,829	$ 27,807	$ 15,971
The original fair value of converted RSUs	$ 23,492	$ 18,183	$ 16,506